Transition to IFRS 9 - Summary of Classification of Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Nov. 01, 2017	Oct. 31, 2017
Disclosure of financial assets [line items]
Securities	$ 180,935		$ 163,198
IFRS9 [member]
Disclosure of financial assets [line items]
Securities		$ 163,196
IFRS9 [member] | Trading securities [member]
Disclosure of financial assets [line items]
Securities		90,535
IFRS9 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Securities		10,948
IFRS9 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Securities		51,909
IFRS9 [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Securities		9,177
IFRS9 [member] | Other measurement category [Member]
Disclosure of financial assets [line items]
Securities		$ 627